Taxes - Schedule of Deferred Income Tax (Detail) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($) [2]	Dec. 31, 2016 MXN ($)
Disclosure of income taxes [Line Items]
Deferred income taxes, net		$ (13,575)		$ (10,657)	$ (9,720)		$ (1,016)
Deferred tax asset		(20,521)	[1]	(16,543)		$ (1,088)
Deferred tax liability		6,946	[1]	5,886		$ 368
Deferred income tax related to consolidated statement of income		(1,583)		(296)	(8,355)
Deferred tax income net recorded in share of the profit of equity accounted investees		407		(15)	(24)
Deferred tax income, net		(1,176)		(311)	(8,379)
Allowance for doubtful accounts [member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net		(437)		(416)
Deferred income tax related to consolidated statement of income		(43)		93	16
Inventory [member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net		76		80
Deferred income tax related to consolidated statement of income		(6)		(27)	(71)
Other current assets [member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net		256		75
Deferred income tax related to consolidated statement of income		182		(31)	34
Property, plant and equipment [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net		(4,068)		(3,841)
Deferred income tax related to consolidated statement of income		(320)		(851)	(2,349)
Investments in equity accounted investees [member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net		(5,482)		(5,979)
Deferred income tax related to consolidated statement of income		7		40	(5,094)
Other assets [member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net		137		212
Deferred income tax related to consolidated statement of income		59		(82)	(155)
Finite useful lived intangible assets [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net		(111)		271
Deferred income tax related to consolidated statement of income		(345)		627	207
Indefinite lived intangible assets [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net		10,788		10,331
Deferred income tax related to consolidated statement of income		1,220		758	968
Post-employment and other long-term employee benefits [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net		(1,067)		(1,058)
Deferred income tax related to consolidated statement of income		(2)		(148)	(77)
Derivative financial instruments [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net		(9)		21
Deferred income tax related to consolidated statement of income		(31)		(63)	(171)
Provisions [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net		(1,216)		(2,761)
Deferred income tax related to consolidated statement of income		1,359		1,122	(636)
Temporary non-deductible provision [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net		(3,183)		(1,400)
Deferred income tax related to consolidated statement of income		(1,797)		(293)	(144)
Employee profit sharing payable [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net		(430)		(403)
Deferred income tax related to consolidated statement of income		8		(27)	(11)
Tax loss carry forwards [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net		(10,309)		(9,558)
Deferred income tax related to consolidated statement of income		(1,201)		(927)	(547)
Tax credits to recover [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	[3]	(1,855)		(1,855)
Deferred income tax related to consolidated statement of income	[3]	(122)		(109)	(1,059)
Other comprehensive income [member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	[4]	(596)		229
Deferred income tax related to consolidated statement of income	[4]	29		(54)	(224)
Exchange differences on translation of foreign operations in OCI [member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net		3,959		5,202
Other liabilities [member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net		533		193
Deferred income tax related to consolidated statement of income		(3)		$ (324)	$ 948
Right of use assets from leases [member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net		(561)
Deferred income tax related to consolidated statement of income		$ (577)

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	Correspond to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years accordingly to the Mexican Income Tax law as well as effects of the exchange of foreign currencies with a related and non-related parties.
[4]	Deferred tax related to derivative financial instruments and remeasurements of the net defined benefit liability.